Investments (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ 16,365	$ 13,489	$ 10,026
Total net realized losses related to other-than-temporary impairments	(24)	(1,865)	(53)
Total net realized gains	16,341	11,624	9,973
Fixed maturity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	16,820	4,554	10,496
Total net realized losses related to other-than-temporary impairments	(24)	(1,865)	(14)
Equity securities
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	(328)	8,793	(2,203)
Total net realized losses related to other-than-temporary impairments	0	0	(39)
Commercial mortgage loans on real estate
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	32	1,599	1,734
Short-term investments
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	0	0	(1)
Other investment
Net realized gains (losses) related to sales and other
Total net realized gains related to sales and other	$ (159)	$ (1,457)	$ 0